Change in Accounting Principles	12 Months Ended
Dec. 31, 2015
Accounting Changes And Error Corrections [Abstract]
Change in Accounting Principles
3.	Change in Accounting Principles

Pursuant to the adoption of ASU 2015-03, "Interest - Imputation of Interest - (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs," we retrospectively presented debt issuance costs as a direct deduction from the debt liability rather than as an asset in the Consolidated Balance Sheets. There was no impact on prior years presented as there were no debt issuance costs as of December 31, 2014. As of December 31, 2015, $18.4 million of debt issuance costs are deducted from long-term debt (see Note 11).

Pursuant to the adoption of ASU 2015-17, "Income Taxes (Topic 740) – Balance Sheet Classification of Deferred Taxes," we retrospectively classified deferred tax assets and liabilities as noncurrent in the Consolidated Balance Sheets. Deferred tax assets of $15.7 million were reclassified from other current assets to deferred tax liability as of December 31, 2014.